Financial Income (Expenses) (Detail) - BRL (R$) R$ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Financial income
Exchange differences on translating foreign short-term investments (trading)		R$ 19,812	R$ 7,100			R$ (135,226)		R$ 3,349,783
Interest on other assets		993,806	743,886	R$ 1,049,923		615,085		740,417
Income from short-term investments		75,402				112,394		235,042
Interest on related parties loans								29,057
Other income		144,180	456,927	500,260	[1]	578,452	[1]	1,010,235	[1]
Total		1,233,200	1,207,913	1,550,183		1,170,705		5,364,534
Financial expenses and other charges
Inflation and exchange losses on third-party borrowings		(3,248,416)				4,580,177	[2]	(10,908,438)	[2]
Interest on borrowings payable to third parties		(1,014,270)				(2,177,976)	[2]	(4,050,438)	[2]
Derivatives	[2]					(5,147,958)		5,797,102
Subtotal:		(4,262,686)				(2,745,757)	[2]	(9,161,774)	[2]
Loss on available for sale financial assets		494,540	(661,921)	(267,008)	[1]	(1,090,295)	[1]	(447,737)	[1]
Interest on other liabilities		(622,713)	(1,204,015)	(1,641,278)		(598,301)		(833,276)
Tax on transactions and bank fees		(271,554)	(384,377)	(512,003)		(679,294)		(712,799)
Inflation adjustment to provisions for contingencies		68,503	61,683	(264,511)		(238,428)		(362,778)
Interest on taxes in installments - tax financing program		(22,626)	(13,846)	(27,294)		(19,869)		(93,784)
Other expenses		(253,094)	(362,710)	(450,147)	[3]	(174,070)	[3]	(476,875)	[3]
Subtotal:		(606,944)	(2,565,186)	(3,162,241)		(2,800,257)		(2,927,249)
Total		(4,869,630)	(2,565,186)	(3,162,241)		(5,546,014)		(12,089,023)
Financial expenses, net		R$ (3,636,430)	R$ (1,357,273)	R$ (1,612,058)		R$ (4,375,309)		R$ (6,724,489)

[1]	In 2017, refers to the loss of R$129 million / US$39 million (R$789 million / US$242 million in 2016 and R$732 million / US$ 188 million in 2015) resulting from the revision of the recoverable amount of dividends receivable from Unitel and the fair value of the cash investment in Unitel and exchange losses related to the depreciation of the Kwanza against the US dollar and the Brazilian real.
[2]	Contractual interest and foreign currency fluctuation that would have accrued absent the judicial reorganization R$3,340 million in 2017 and R$1,682 million in 2016 and R$2,593 million in 2017 and R$2,920 million in 2016, respectively.
[3]	Represented mainly by financial fees and commissions.